Accounts payable and accrued liabilities (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Summary of detailed information about payables and accrued liabilities

The Company had the following accounts payable and accrued expenses at the end of each reporting period:

	September 30,	December 31,
	2025	2024
	$	$
Trade accounts payable	1,030	2,407
Accrued research and development costs	224	1,344
Accrued employee benefits	288	607
Payroll tax and other statutory liabilities	(20)	25
Other accrued liabilities	426	347
	1,948	4,730